Dividends (Tables)	6 Months Ended
Jun. 30, 2026
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2026		30 Jun 2025
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.45	7,714	0.36	6,397
In respect of current year:
– first interim dividend	0.10	1,702	0.10	1,750
Total	0.55	9,416	0.46	8,147
Total coupons on capital securities classified as equity		633		547
Dividends to shareholders		10,049		8,694